Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 8 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At March 31, 2025 and December 31, 2024, the assets held in the Trust Account were held in cash. From inception through March 31, 2025, the Company withdrew $70,571,778 in connection with redemptions of common stock, which includes $2,267,561 of the interest earned on the Trust Account distributed to the stockholders, $841,386 of the interest earned on the Trust Account to pay franchise and income taxes of which no amount is reported as restricted cash on the accompanying unaudited condensed consolidated balance sheets.

At March 31, 2025 and December 31, 2024 there were no assets and liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Note 9 — Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2024 and 2023, the assets held in the Trust Account were held in cash. From inception through December 31, 2024, the Company withdrew $70,571,778 in connection with redemptions of common stock, which includes $2,267,561 of the interest earned on the Trust Account distributed to the stockholders, $841,386 of the interest earned on the Trust Account to pay franchise and income taxes of which no amount is reported as restricted cash on the accompanying consolidated balance sheets.

At December 31, 2024 and 2023 there were no assets and liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

EVOLUTION METALS LLC [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents assets and liabilities measured at fair value by classification within the fair value hierarchy at March 31, 2025 and December 31, 2024:

March 31, 2025

	Level I	Level II	Level III	Total
Assets
Money Market Funds	$3,607,557	$—	$—	$3,607,557
Total assets	$3,607,557	$—	$—	$3,607,557
Liabilities
July Investment Agreement Derivative	$—	$—	$65,803,887	$65,803,887
CPU Share Allocation Obligation	—	—	$17,426,650	17,426,650
Total liabilities	$—	$—	$83,230,537	$83,230,537

December 31, 2024

	Level I	Level II	Level III	Total
Assets
Money Market Funds	$2,588,289	$—	$—	$2,588,289
Total assets	$2,588,289	$—	$—	$2,588,289
Liabilities
July Investment Agreement Derivative	$—	$—	$53,231,638	$53,231,638
CPU Share Allocation Obligation	—	—	$10,231,516	10,231,516
Total liabilities	$—	$—	$63,463,154	$63,463,154

The following table provides a reconciliation of the beginning and ending balance associated with the liabilities measured at fair value using significant unobservable inputs (Level III) for the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to December 31, 2024:

	July Investment Agreement Derivative (Level III)	CPU Share Allocation Obligation (Level III)
Balance, February 8, 2024 (inception)	$—	$—
Additions	37,660,336	8,370,647
Change in fair value	15,571,302	1,860,869
Balance, December 31, 2024	$53,231,638	$10,231,516
Additions	—	4,703,536
Change in fair value	12,572,249	2,491,598
Balance, March 31, 2025	$65,803,887	$17,426,650

Money Market Funds

Money market funds are investments with maturities within three months of their purchase dates held at banks, that approximate fair value based on Level 1 measurements.

Derivative Liabilities

The Company utilized scenario-based valuation models to value the July Investment Agreement Derivative and the CPU Share Allocation Obligations at issuance and March 31, 2025. A key estimate used in the valuations of the July Investment Agreement Derivative and the CPU Share Allocation Obligations is an enterprise valuation of New EM, including the acquisition of the Five Entities, at the date of issuance and period end, which uses a sum-of-the-parts valuation model that combined the arm’s length purchase prices of the Five Entities pursuant to acquisition agreements signed with the Company on February 10, 2025, and the invested capital of the Company for each measurement date.

July Investment Agreement Derivative

The Company utilized the following assumptions to value the July Investment Agreement Derivative:

	March 31, 2025	December 31, 2024
Expected Business Combination date	June 30, 2025	June 30, 2025
Term	0.25	0.50
Risk free rate	4.2%	4.2%
CCC credit rating	10.8%	8.7%
Present value factor	0.99	0.98
Probability of Business Combination close	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%
Additional share allocation percentage	10.0%	10.0%

The change in fair value of July Investment Agreement Derivative of $12,572,249 and $0 were reported as a component of other income/(expense), on the accompanying statement of operations for the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, respectively.

CPU Share Allocation Obligation:

The CPU Share Allocation Obligations are contingent on the closing of the Business Combination and certain convertible preferred unit holders entering into additional convertible preferred unit agreements in increments of $2,000,000. At March 31, 2025 and December 31, 2024, the CPU Share Allocation Obligation totaled 7.9% and 4.75%, respectively, representing an estimated 5.63 % and 2.85%, respectively, of outstanding shares of New EM Common Stock at the Closing.

The Company utilized the following assumptions to value the CPU Share Allocation Obligations:

	March 31, 2025	March 2025 (issuances)	February 2025 (issuances)	December 31, 2024
Expected Business Combination date	June 30, 2025	June 30, 2025	June 30, 2025	June 30, 2025
Term	0.25	0.25	0.35 – 0.37	0.50
Risk free rate	4.23%	4.33%	4.31 – 4.34%	4.2%
Present value factor	0.99	0.99	0.99	0.98
Probability of Business Combination close	60.0%	60.0%	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%	71.3%	71.3%
Additional share allocation percentages	7.90%	1.80%	1.35%	4.75%

The change in fair value of CPU Share Allocation Obligation of $2,491,598 and $0 were reported as a component of other income, on the accompanying statement of operations for the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, respectively.

Note 11 — Fair Value Measurements

The following table presents assets and liabilities measured at fair value by classification within the fair value hierarchy at December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Money Market Funds	$2,588,289	$—	$—	$2,588,289
Total assets	$2,588,289	$—	$—	$2,588,289
Liabilities
July Investment Agreement Derivative	$—	$—	$53,231,638	$53,231,638
CPU Share Allocation Obligation	—	—	10,231,516	10,231,516
Total liabilities	$—	$—	$63,463,154	$63,463,154

The following table provides a reconciliation of the beginning and ending balance associated with the liabilities measured at fair value using significant unobservable inputs (Level III) for the period from February 8, 2024 (inception) to December 31, 2024:

	July Investment Agreement Derivative (Level III)	CPU Share Allocation Obligation (Level III)
Balance, February 8, 2024 (inception)	$—	$—
Additions	37,660,336	8,370,647
Change in fair value	15,571,302	1,860,869
Balance, December 31, 2024	$53,231,638	$10,231,516

Money Market Funds

Money market funds are investments with maturities within three months of their purchase dates held at banks, that approximate fair value based on Level 1 measurements.

Derivative Liabilities

The Company utilized scenario-based valuation models to value the July Investment Agreement Derivative and the CPU Share Allocation Obligations at issuance and December 31, 2024. A key estimate used in the valuations of the July Investment Agreement Derivative and the CPU Share Allocation Obligations is an enterprise valuation of New EM, including the acquisition of the Four Entities and the acquisition of CMR, at the date of issuance and period end, which uses a sum-of-the-parts valuation model that combined the arm’s length purchase prices of the Four Entities and CMR pursuant to acquisition agreements signed with the Company on February 10, 2025, and the invested capital of the Company for each measurement date.

July Investment Agreement Derivative

The Company utilized the following assumptions to value the July Investment Agreement Derivative:

	December 31, 2024	July 18, 2024 (issuance)
Expected Business Combination date	June 30, 2025	June 30, 2025
Term	0.50	0.95
Risk free rate	4.2%	4.9%
CCC credit rating	8.7%	19.4%
Present value factor	0.98	0.80 – 0.95
Probability of Business Combination close	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%
Additional share allocation percentage	10.0%	10.0%

The change in fair value of July Investment Agreement Derivative of $15,571,302 was reported as a component of other income/(expense), on the accompanying statement of operations for the period from February 8, 2024 (inception) to December 31, 2024.

CPU Share Allocation Obligation:

The CPU Share Allocation Obligations are contingent on the closing of the Business Combination and certain convertible preferred unit holders entering into additional convertible preferred unit agreements in increments of $2,000,000. At December 31, 2024, the CPU Share Allocation Obligation totaled 4.0%, representing an estimated 2.85% of EM&T outstanding shares at closing of the Business Combination.

The Company utilized the following assumptions to value the CPU Share Allocation Obligations:

	December 31, 2024	December 2024 (issuances)	October 2024 (issuances)	July 2024 (issuance)
Expected Business Combination date	June 30, 2025	June 30, 2025	June 30, 2025	June 30, 2025
Term	0.50	0.54 – 0.56	0.68	0.92
Risk free rate	4.2%	4.2 – 4.3%	4.3%	4.8%
Present value factor	0.98	0.98	0.97	0.96
Probability of Business Combination close	60.0%	60.0%	60.0%	60.0%
Expected Company fully diluted ownership of New EM	71.3%	71.3%	71.3%	71.3%
Additional share allocation percentages	4.75%	1.75%	2.0%	1.0%

The change in fair value of CPU Share Allocation Obligation of $1,843,723 was reported as a component of other income, on the accompanying statement of operations for the period from February 8, 2024 (inception) to December 31, 2024.

Vendor Share-Based Settlement Obligation

The Company utilized a scenario-based valuation model to value the Vendor Share-Based Settlement Obligation at issuance, utilizing the following assumptions:

	December 31, 2024 (cancellation)	September 20, 2024 (issuance)
Expected Business Combination date	June 30, 2025	June 30, 2025
Term	0.53	0.78
Risk free rate	4.2%	4.2%
Present value factor	0.97	0.97
Implied probability Business Combination closes	8.3%	15.4%

During the year ended December 31, 2024, the Company recognized $40,000 of compensation cost associated with the Amended Vendor Agreement, with $5,981 of compensation cost recognized at the time the Vendor Agreement was modified and an additional $34,019 of compensation cost recognized as incremental compensation cost resulting from the modification of the award. As of December 31, 2024, $40,000 was recorded as a component of accrued expenses associated with the Company’s obligations for the services received under this agreement.